Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepayments And Other Current Assets [Abstract]
Prepayments and Other Current Assets
	December 31,
	2013	2014
Taxes receivable	$5,637	$6,509
Receivables from storage facilities	3,938	1,662
Receivables from voyages	6,419	3,521
Prepayments to fuel suppliers	-	19,845
Other prepayments and current assets	22,713	23,364
Total	$38,707	$54,901